Note 4 - Accrued and Other Current Liabilities - Summary of Accrued and Other Current Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Professional fees	$ 0.4	$ 0.4	$ 0.1
Salary and benefits	0.4	0.4	0.6
Research and development expenses	1.3	1.8	2.2
Other accrued expenses	0.1	0.3	0.7
Total accrued expenses and other liabilities	$ 2.2	$ 2.9	$ 3.6